Shareholder Report, Average Annual Return (Details)			10 Months Ended	12 Months Ended	42 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Apr. 16, 2021	Jun. 01, 2015	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000154799
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Spectrum Active Advantage Fund
C000133465
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spectrum Low Volatility Fund
C000226669
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Spectrum Unconstrained Fund
Without Sales Load [Member] | C000154799
Average Annual Return [Line Items]
Average Annual Return, Percent				20.00%		5.10%	5.56%
Without Sales Load [Member] | C000133465
Average Annual Return [Line Items]
Average Annual Return, Percent				12.91%		7.54%		6.97%
Without Sales Load [Member] | C000226669
Average Annual Return [Line Items]
Average Annual Return, Percent				12.63%	2.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				36.35%		15.98%	13.40%
Morningstar LSTA US Leveraged Loan 100 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 TR USD
Average Annual Return, Percent				9.49%		5.36%		4.47%
Morningstar LSTA US Leveraged Loan 100 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 TR USD
Average Annual Return, Percent				9.49%	5.87%